Supplemental Disclosure of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest	$ 13,615	$ 2,175	$ 533
Cash paid for income taxes	$ 10,205	$ 14,829	$ 17,829